Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,par value$1.00per share
Amount Registered | shares	25,901
Proposed Maximum Offering Price per Unit	124.6375
Maximum Aggregate Offering Price	$ 3,228,236
Fee Rate	0.01531%
Amount of Registration Fee	$ 494.24
Offering Note
(1)
The securities to be registered include rights to acquire the common stock of BancFirst Corporation (the “Registrant”) issuable pursuant to the BancFirst Corporation Directors' Deferred Stock Compensation Plan.
(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(3)
Estimated in accordance with Rule 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The price shown is based upon the average of the high and low sale prices of the Registrant’s common stock reported on the Nasdaq Capital Market on July 31, 2025, which date is within five business days prior to the filing of this Registration Statement.
(4)
The Registrant does not have any fee offsets to claim.